23. LEASES (Details 1) $ in Thousands	Dec. 31, 2018 CLP ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	$ 1,947,158
Short-term portion
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	293,950
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	828,915
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	$ 824,293